Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000078165 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000078165 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078165 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078165 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078165 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078165 [Member] | Bank Central Asia Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078165 [Member] | NAURA Technology Group Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078165 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078165 [Member] | Nestle India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078165 [Member] | IHH Healthcare Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078165 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000078165 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000078165 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078165 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078165 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078165 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078165 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078165 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078165 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078165 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078165 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078165 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078165 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078165 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078165 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000078165 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078165 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216360 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216360 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216360 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216360 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216360 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216360 [Member] | Bank Central Asia Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216360 [Member] | NAURA Technology Group Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216360 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216360 [Member] | Nestle India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216360 [Member] | IHH Healthcare Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216360 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000216360 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000216360 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000216360 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216360 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216360 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216360 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216360 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216360 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216360 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216360 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216360 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216360 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216360 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216360 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216360 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000216360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216360 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000135917 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135917 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000135917 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135917 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135917 [Member] | WiseTech Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135917 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135917 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135917 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | Deutsche Post A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135917 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135917 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135917 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135917 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000135917 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000135917 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135917 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135917 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000135917 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000135917 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135917 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135917 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135917 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135917 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135917 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000135917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135917 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216361 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216361 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216361 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216361 [Member] | WiseTech Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216361 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216361 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216361 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | Deutsche Post A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216361 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216361 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216361 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216361 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000216361 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216361 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216361 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216361 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216361 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216361 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216361 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216361 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216361 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216361 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216361 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216361 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000216361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216361 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%